S000058704 [Member] Investment Strategy - AB Impact Municipal Income Shares	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities of any credit quality that (i) are deemed by the Adviser to have an environmental or social impact in underserved or low socio-economic communities and (ii) score highly on the Adviser’s environmental, social and governance (“ESG”) criteria. As a matter of fundamental policy, the Fund invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from U.S. federal income tax. These securities may pay interest that is subject to the U.S. federal alternative minimum tax (“AMT”) for certain taxpayers.
In considering whether a municipal security has an environmental or social impact in underserved or low socio-economic communities, the Adviser evaluates each sector and issuer based on core measures of inclusion (CMI), which establish the minimum threshold an issuer in a specific sector must meet to qualify for portfolio inclusion. These CMI thresholds vary by sector and include but are not limited to, Primary/Secondary Education: percent of students that qualify for free or reduced priced meals, Higher Education: percent of students that qualify for financial aid, Healthcare: percent of gross payer mix that comes from Medicaid, and Water & Sewer: per capital income and/or median household income is 90% of the state level. The Adviser then evaluates each security in which the Fund invests using both a traditional municipal bond credit analysis and a consideration of the security’s overall ESG score under the Adviser’s ESG evaluation criteria. Under this ESG evaluation, to arrive at an overall ESG score, each security is scored on environmental, social and governance factors, and the scores are weighted based on the Adviser’s assessment of the relevance of each factor within a given sector (e.g., education, health care, renewable energy and mass transit). For example, social factors are weighted more heavily in the overall ESG score for a security of an issuer in the education sector than they are for a security of an issuer in the mass transit sector, where environmental factors predominate. The Adviser regularly reviews the overall ESG scores assigned to securities under consideration for purposes of determining the securities in which to invest for the Fund.
The Adviser’s ESG evaluation is conducted on an industry sector basis and includes the use of key performance indicators that vary in materiality by sector. The Adviser’s environmental evaluation covers issues such as clean and renewable energy, climate change and water conservation. The Adviser’s social evaluation covers issues such as economic impact, high quality safety‑net healthcare and overall community health needs, and the reduction of achievement gaps between wealthy and poor school districts. The Adviser’s governance evaluation covers issues such as stewardship of debt and capital, board governance and transparency.
The Adviser also assesses a security’s risk and return characteristics as well as a security’s impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors including the credit quality, maturity, sensitivity to interest rates and the expected after‑tax returns of the security under consideration and of the Fund’s other holdings.
The Fund may invest without limit in lower-rated securities (“junk bonds”), which may include securities having the lowest rating, and in unrated securities that, in the Adviser’s judgment, would be lower-rated securities if rated. The Fund may invest in fixed-income securities with any maturity or duration. The Fund will seek to increase income for shareholders by investing in longer-maturity bonds. Consistent with its objective of seeking a higher level of income, the Fund may experience greater volatility and a higher risk of loss of principal than other municipal funds.
The Fund may also invest in:
•	tender option bond transactions (“TOBs”);
•	forward commitments;
•	zero‑coupon municipal securities and variable, floating and inverse floating-rate municipal securities;
•	certain types of mortgage-related securities; and
•	derivatives, such as options, futures contracts, forwards and swaps.
The Fund may make short sales of securities or maintain a short position, and may use other investment techniques. The Fund may use leverage for investment purposes to increase income through the use of TOBs and derivative instruments, such as interest rate swaps.